SHARE-BASED COMPENSATION (Deferred share unit plan Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 29, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses			$ 64,524,000	$ 27,118,000
Accelerated vesting expense	$ 12,000,000		12,300,000
Share-based payments			53,577,000	$ 18,376,000
Mr. Chamandy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		$ (6,000,000)	$ 17,000,000
DSUs1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of annual board retainer in the form of share-based payment arrangement			50.00%
Number of other equity instruments outstanding (in shares) | shares		410,646	140,393	410,646	385,000
Other equity instruments outstanding amount		$ 13,600,000	$ 6,600,000	$ 13,600,000
Fair value per unit outstanding (in dollars per share)		$ 33.06	46.86	33.06
Compensation expense included in selling, general and administrative expenses			$ 4,900,000	$ 2,000,000.0